SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue Recognition
Delinquency period of accounts considered for recognition of income	120 days	120 days	120 days
Minimum account delinquency period for an account to be classified as past due	120 days	30 days	30 days
Goodwill and Intangible Assets
Amortization period of other intangible assets consisting of software		5 years